DERIVATIVES AND HEDGING ACTIVITES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivative assets:
Total assets	$ 2,249	$ 1,349
Derivative liabilities:
Total liabilities	18	1,779
SWAP [Member]
Derivative assets:
Total assets	1,617	141
Option contracts [Member]
Derivative assets:
Total assets	167	1,208
Derivative liabilities:
Total liabilities	18	$ 1,779
Forward contracts [Member]
Derivative assets:
Total assets	$ 465